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EXPLORE NEW HEIGHTS IN THE BONNEL GROWTH FUND

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Growth of a $10,000 investment.

October 17, 1997 to June 30, 1997

10/17/94          $10,000.00
10/31/94          $10,010.00
11/30/94          $10,030.00
12/31/94          $10,090.00
01/31/95           $9,859.31
02/28/95          $10,491.19
03/31/95          $10,942.53
04/30/95          $11,423.97
05/31/95          $11,594.47
06/30/95          $12,677.69
07/31/95          $14,121.99
08/31/95          $14,252.38
09/30/95          $14,874.22
10/31/95          $14,523.18
11/30/95          $14,804.02
12/31/95          $14,653.02
01/31/96          $14,442.94
02/29/96          $15,031.16
03/31/96          $15,734.93
04/30/96          $17,604.63
05/31/96          $19,085.69
06/30/96          $17,552.11
07/31/96          $15,734.93
08/31/96          $16,564.74
09/30/96          $18,014.29
10/31/96          $17,909.25
11/30/96          $18,746.40
12/31/96          $18,746.40
01/31/97          $18,884.24
02/28/97          $17,219.54
03/31/97          $16,318.27
04/30/97          $16,593.95
05/31/97          $18,470.71
06/30/97          $19,446.21

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From the start, the Bonnel Growth Fund has demonstrated superior growth potential. When will you take advantage of this growth opportunity?

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(Graphics:  Clouds in background and showing Art Bonnel standing)

THE BONNEL
      GROWTH FUND


Average Annual Returns as of 7/31/97
35.92%            31.42%
1 year            Inception (10/17/94)

The Bonnel Growth Fund seeks long-term growth of capital by investing in a portfolio of dynamic companies which fund manager Art Bonnel believes offers the best growth prospects in the stock market.

Call U.S. Global Investors to capture the growth potential of the Bonnel Growth Fund.

*    No load Experienced  portfolio  manager
*    No minimum for IRAs
*    $5,000 initial investment
* Start with just $1,000 if you use the ABC Investment Plan (R) to make monthly investments of $100 or more
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                         1-800-557-2297, ext. 636
                              www.usfunds.com
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For more complete  information  about U.S. Global  Investors'  funds,  including
charges  and   expenses,   call   1-800-US-FUNDS   or  visit  our  Web  site  at
www.usfunds.com for a free prospectus. Read it carefully before you invest or send money. Past performance is no guarantee of future results. Investment returns and principal will fluctuate so that you may have a gain or loss when you sell shares.
                                                             (company logo)
STU328